Leases - Summary Of Supplemental Cash Flow Information Operating Lease (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 29, 2025	Mar. 30, 2024	Mar. 25, 2023
Summary Of Supplemental Cash Flow Information Operating Lease [Line Items]
Rent Concessions associated to base rent	$ 0.0	$ 0.0	$ 0.2
Leasehold Inducements	1.9	1.7
Accounts Receivable and other receivables [Member]
Summary Of Supplemental Cash Flow Information Operating Lease [Line Items]
Leasehold Inducements	$ 0.3	$ 0.8